UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	4-30-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	APRIL 30, 2014

Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ARYVX	2.48%	-1.61%	8.04%	4/29/11
FTSE EPRA/NAREIT Global Index	—	2.33%	-4.11%	6.06%	—
MSCI All Country World Index	—	5.28%	14.40%	7.43%	—
Institutional Class	ARYNX	2.51%	-1.42%	8.25%	4/29/11
A Class	ARYMX				4/29/11
No sales charge*		2.31%	-1.86%	7.77%
With sales charge*		-3.55%	-7.48%	5.67%
C Class	ARYTX				4/29/11
No sales charge*		1.88%	-2.62%	6.96%
With sales charge*		0.90%	-2.62%	6.96%
R Class	ARYWX	2.13%	-2.12%	7.50%	4/29/11
R6 Class	ARYDX	2.58%	—	6.16%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.21%	1.01%	1.46%	2.21%	1.71%	0.86%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	5.9%
Prologis, Inc.	3.1%
Mitsui Fudosan Co. Ltd.	2.9%
Boston Properties, Inc.	2.9%
Westfield Group	2.6%
Host Hotels & Resorts, Inc.	2.5%
General Growth Properties, Inc.	2.4%
Essex Property Trust, Inc.	2.3%
SL Green Realty Corp.	2.3%
Unibail-Rodamco SE	2.3%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	52.2%
Domestic Common Stocks	47.1%
Warrants	—(1)
Total Equity Exposure	99.3%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.2)%
(1) Category is less than 0.05% of total net assets.

Investments by Country	% of net assets
United States	47.1%
United Kingdom	9.9%
Japan	9.3%
Hong Kong	6.9%
Australia	5.7%
France	4.1%
Singapore	3.0%
Canada	3.0%
China	2.4%
Other Countries	7.9%
Cash and Equivalents(2)	0.7%
(2) Includes temporary cash investments and other assets and liabilities.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,024.80	$6.02	1.20%
Institutional Class	$1,000	$1,025.10	$5.02	1.00%
A Class	$1,000	$1,023.10	$7.27	1.45%
C Class	$1,000	$1,018.80	$11.01	2.20%
R Class	$1,000	$1,021.30	$8.52	1.70%
R6 Class	$1,000	$1,025.80	$4.27	0.85%
Hypothetical
Investor Class	$1,000	$1,018.84	$6.01	1.20%
Institutional Class	$1,000	$1,019.84	$5.01	1.00%
A Class	$1,000	$1,017.60	$7.25	1.45%
C Class	$1,000	$1,013.89	$10.99	2.20%
R Class	$1,000	$1,016.36	$8.50	1.70%
R6 Class	$1,000	$1,020.58	$4.26	0.85%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.7%
Charter Hall Group	210,262	$820,400
Mirvac Group	643,611	1,046,351
REA Group Ltd.	13,780	598,732
Westfield Group	199,499	2,029,414
		4,494,897
BRAZIL — 1.2%
BR Malls Participacoes SA	113,600	982,266
CANADA — 3.0%
Allied Properties Real Estate Investment Trust	30,391	948,566
Brookfield Asset Management, Inc., Class A	33,867	1,424,446
		2,373,012
CHINA — 2.4%
China Overseas Land & Investment Ltd.	428,000	1,049,995
KWG Property Holding Ltd.	298,000	164,895
Melco Crown Entertainment Ltd. ADR	9,642	329,564
Shimao Property Holdings Ltd.	164,500	324,631
		1,869,085
FRANCE — 4.1%
Gecina SA	4,081	549,475
Klepierre	19,528	895,260
Unibail-Rodamco SE	6,712	1,810,697
		3,255,432
HONG KONG — 6.9%
Cheung Kong Holdings Ltd.	34,000	578,877
Galaxy Entertainment Group Ltd.(1)	71,000	557,252
Hongkong Land Holdings Ltd.	86,000	602,000
Link Real Estate Investment Trust (The)	270,500	1,345,007
Sands China Ltd.	76,400	557,754
Sun Hung Kai Properties Ltd.	96,000	1,209,140
Swire Properties Ltd.	207,600	623,902
		5,473,932
INDONESIA — 0.2%
PT Pakuwon Jati Tbk	5,963,800	181,573
JAPAN — 9.3%
Daiwa House REIT Investment Corp.	255	1,036,362
Hulic Co. Ltd.	31,200	375,065
Hulic Reit, Inc.(1)	506	706,277
Mitsubishi Estate Co. Ltd.	23,000	520,585
Mitsui Fudosan Co. Ltd.	79,000	2,334,416
Nippon Prologis REIT, Inc.	601	1,270,956
Orix JREIT, Inc.	403	512,447

	Shares	Value
Sumitomo Realty & Development Co. Ltd.	16,000	$619,749
		7,375,857
LUXEMBOURG — 0.5%
Grand City Properties SA(1)	35,525	400,199
MEXICO — 1.0%
Corp. Inmobiliaria Vesta SAB de CV	382,698	778,106
NETHERLANDS — 0.8%
Corio NV	12,655	592,282
PHILIPPINES — 0.9%
Ayala Land, Inc.	578,300	390,463
Megaworld Corp.	3,366,000	351,097
		741,560
SINGAPORE — 3.0%
CapitaLand Ltd.	237,000	604,930
City Developments Ltd.	56,000	483,752
Global Logistic Properties Ltd.	370,000	841,110
Mapletree Industrial Trust	412,000	473,223
		2,403,015
SPAIN — 0.7%
Realia Business SA(1)	302,690	558,516

SWEDEN — 0.7%
Fabege AB	37,849	530,580

SWITZERLAND — 1.2%
PSP Swiss Property AG	10,102	969,911

UNITED ARAB EMIRATES — 0.7%
Emaar Properties PJSC	193,354	573,806
UNITED KINGDOM — 9.9%
Ashtead Group plc	54,151	799,542
Big Yellow Group plc	111,604	968,541
Countrywide plc	106,112	1,059,728
Derwent London plc	10,017	460,025
Great Portland Estates plc	40,275	426,362
Land Securities Group plc	74,386	1,333,801
Quintain Estates & Development plc(1)	282,065	483,382
Safestore Holdings plc	181,255	704,636
Segro plc	106,345	628,255
Taylor Wimpey plc	249,550	442,828
Workspace Group plc	57,730	559,485
		7,866,585
UNITED STATES — 47.1%
Alexandria Real Estate Equities, Inc.	23,074	1,703,323
American Campus Communities, Inc.	40,707	1,555,007
Apartment Investment & Management Co., Class A	50,555	1,558,611

	Shares	Value
Boston Properties, Inc.	19,788	$2,317,966
Cousins Properties, Inc.	122,709	1,427,106
DDR Corp.	91,474	1,570,609
Duke Realty Corp.	50,028	876,491
Essex Property Trust, Inc.	10,706	1,854,922
General Growth Properties, Inc.	84,153	1,932,994
Host Hotels & Resorts, Inc.	94,248	2,021,620
Howard Hughes Corp. (The)(1)	9,915	1,415,465
Hudson Pacific Properties, Inc.	54,999	1,295,226
Kilroy Realty Corp.	28,259	1,683,389
Marriott International, Inc., Class A	24,482	1,418,242
Pebblebrook Hotel Trust	39,635	1,365,029
Prologis, Inc.	60,759	2,468,638
Simon Property Group, Inc.	27,010	4,678,132
SL Green Realty Corp.	17,647	1,847,817
Taubman Centers, Inc.	21,565	1,570,795
UDR, Inc.	63,049	1,630,447
United Rentals, Inc.(1)	12,103	1,135,624
		37,327,453
TOTAL COMMON STOCKS (Cost $72,444,026)		78,748,067
WARRANTS†
HONG KONG†
Sun Hung Kai Properties Ltd.(1) (Cost $—)	8,000	5,386
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $230,877), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $226,121)		226,121
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $185,082), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $180,896)		180,896
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $184,575), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $180,896)		180,896
SSgA U.S. Government Money Market Fund	158,224	158,224
TOTAL TEMPORARY CASH INVESTMENTS (Cost $746,137)		746,137
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $73,190,163)		79,499,590
OTHER ASSETS AND LIABILITIES — (0.2)%		(166,031)
TOTAL NET ASSETS — 100.0%		$79,333,559

Sub-Industry Allocation
(as a % of net assets)
Retail REITs	20.8%
Office REITs	15.8%
Diversified Real Estate Activities	12.3%
Residential REITs	8.4%
Diversified REITs	7.8%
Real Estate Operating Companies	7.7%
Real Estate Development	6.6%
Specialized REITs	6.4%
Industrial REITs	6.1%
Trading Companies and Distributors	2.4%
Casinos and Gaming	1.8%
Hotels, Resorts and Cruise Lines	1.8%
Advertising	0.8%
Homebuilding	0.6%
Cash and Equivalents*	0.7%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $73,190,163)	$79,499,590
Foreign currency holdings, at value (cost of $22,131)	22,144
Receivable for investments sold	1,572,482
Receivable for capital shares sold	111,688
Dividends and interest receivable	161,883
Other assets	2,917
81,370,704

Liabilities
Payable for investments purchased	1,928,151
Payable for capital shares redeemed	24,695
Accrued management fees	76,720
Distribution and service fees payable	7,579
2,037,145

Net Assets	$79,333,559

Net Assets Consist of:
Capital (par value and paid-in surplus)	$74,679,878
Distributions in excess of net investment income	(637,356)
Accumulated net realized loss	(1,019,902)
Net unrealized appreciation	6,310,939
$79,333,559

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$48,647,267	4,314,038	$11.28
Institutional Class, $0.01 Par Value	$7,363,951	652,994	$11.28
A Class, $0.01 Par Value	$18,642,179	1,653,330	$11.28*
C Class, $0.01 Par Value	$4,153,647	368,909	$11.26
R Class, $0.01 Par Value	$499,984	44,326	$11.28
R6 Class, $0.01 Par Value	$26,531	2,353	$11.28
* Maximum offering price $11.97 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $51,477)	$870,562
Interest	84
870,646
Expenses:
Management fees	432,329
Distribution and service fees:
A Class	23,767
C Class	17,507
R Class	1,195
Directors' fees and expenses	1,302
Other expenses	637
476,737

Net investment income (loss)	393,909

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	159,120
Foreign currency transactions	(14,489)
144,631

Change in net unrealized appreciation (depreciation) on:
Investments	1,231,719
Translation of assets and liabilities in foreign currencies	(4,555)
1,227,164

Net realized and unrealized gain (loss)	1,371,795

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,765,704

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$393,909	$616,677
Net realized gain (loss)	144,631	1,507,912
Change in net unrealized appreciation (depreciation)	1,227,164	3,048,115
Net increase (decrease) in net assets resulting from operations	1,765,704	5,172,704

Distributions to Shareholders
From net investment income:
Investor Class	(1,424,318)	(860,795)
Institutional Class	(266,606)	(166,138)
A Class	(588,952)	(99,374)
C Class	(76,052)	(14,950)
R Class	(13,303)	(12,279)
R6 Class	(911)	—
From net realized gains:
Investor Class	(562,617)	(600,706)
Institutional Class	(99,304)	(109,402)
A Class	(251,692)	(74,980)
C Class	(43,070)	(14,908)
R Class	(6,191)	(10,084)
R6 Class	(325)	—
Decrease in net assets from distributions	(3,333,341)	(1,963,616)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	7,002,614	41,326,091

Net increase (decrease) in net assets	5,434,977	44,535,179

Net Assets
Beginning of period	73,898,582	29,363,403
End of period	$79,333,559	$73,898,582

Undistributed (distributions in excess of) net investment income	$(637,356)	$1,338,877

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 9% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, A Class, C Class and R Class, 1.00% for the Institutional Class and 0.85% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $87,468,903 and $82,477,382, respectively.

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	1,450,089	$15,952,813	3,332,860	$37,141,323
Issued in reinvestment of distributions	182,222	1,935,199	137,802	1,449,682
Redeemed	(1,123,144)	(12,180,681)	(1,789,370)	(19,737,036)
	509,167	5,707,331	1,681,292	18,853,969
Institutional Class/Shares Authorized	10,000,000		10,000,000
Sold	64,256	698,035	712,774	7,805,365
Issued in reinvestment of distributions	34,455	365,910	26,217	275,540
Redeemed	(130,701)	(1,435,208)	(302,537)	(3,526,087)
	(31,990)	(371,263)	436,454	4,554,818
A Class/Shares Authorized	10,000,000		10,000,000
Sold	512,713	5,633,569	1,866,540	20,870,754
Issued in reinvestment of distributions	73,656	782,969	16,558	174,354
Redeemed	(574,672)	(6,316,845)	(467,439)	(5,077,420)
	11,697	99,693	1,415,659	15,967,688
C Class/Shares Authorized	10,000,000		10,000,000
Sold	166,243	1,814,763	219,227	2,457,570
Issued in reinvestment of distributions	8,518	90,719	2,833	29,858
Redeemed	(33,833)	(359,584)	(50,429)	(585,339)
	140,928	1,545,898	171,631	1,902,089
R Class/Shares Authorized	10,000,000		10,000,000
Sold	118	1,297	1,975	22,034
Issued in reinvestment of distributions	1,831	19,494	2,122	22,363
Redeemed	(96)	(1,072)	(1,958)	(21,870)
	1,853	19,719	2,139	22,527
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	–	–	2,236	25,000
Issued in reinvestment of distributions	117	1,236	–	–
	117	1,236	2,236	25,000
Net increase (decrease)	631,772	$7,002,614	3,709,411	$41,326,091

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Foreign Common Stocks	$1,754,010	$39,666,604	—
Domestic Common Stocks	37,327,453	—	—
Warrants	—	5,386	—
Temporary Cash Investments	158,224	587,913	—
	$39,239,687	$40,259,903	—

7. Risk Factors
The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$73,955,265
Gross tax appreciation of investments	$5,984,504
Gross tax depreciation of investments	(440,179)
Net tax appreciation (depreciation) of investments	$5,544,325

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$11.54	0.06	0.20	0.26	(0.37)	(0.15)	(0.52)	$11.28	2.48%	1.20%(4)	1.17%(4)	112%	$48,647
2013	$10.90	0.13	1.12	1.25	(0.36)	(0.25)	(0.61)	$11.54	11.99%	1.20%	1.15%	392%	$43,927
2012(5)	$9.75	0.07	1.08	1.15	–	–	–	$10.90	11.68%	1.20%(4)	1.15%(4)	264%	$23,143
2012(6)	$10.00	0.14	(0.32)(7)	(0.18)	(0.07)	–	(0.07)	$9.75	(1.57)%	1.21%(4)	1.63%(4)	462%	$7,322
Institutional Class
2014(3)	$11.56	0.07	0.19	0.26	(0.39)	(0.15)	(0.54)	$11.28	2.51%	1.00%(4)	1.37%(4)	112%	$7,364
2013	$10.91	0.15	1.13	1.28	(0.38)	(0.25)	(0.63)	$11.56	12.30%	1.00%	1.35%	392%	$7,916
2012(5)	$9.75	0.08	1.08	1.16	–	–	–	$10.91	11.90%	1.00%(4)	1.35%(4)	264%	$2,711
2012(6)	$10.00	0.17	(0.33)(7)	(0.16)	(0.09)	–	(0.09)	$9.75	(1.47)%	1.01%(4)	1.83%(4)	462%	$1,210
A Class
2014(3)	$11.53	0.05	0.19	0.24	(0.34)	(0.15)	(0.49)	$11.28	2.31%	1.45%(4)	0.92%(4)	112%	$18,642
2013	$10.89	0.10	1.12	1.22	(0.33)	(0.25)	(0.58)	$11.53	11.72%	1.45%	0.90%	392%	$18,926
2012(5)	$9.76	0.06	1.07	1.13	–	–	–	$10.89	11.58%	1.45%(4)	0.90%(4)	264%	$2,460
2012(6)	$10.00	0.12	(0.31)(7)	(0.19)	(0.05)	–	(0.05)	$9.76	(1.82)%	1.46%(4)	1.38%(4)	462%	$700

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014(3)	$11.47	0.01	0.19	0.20	(0.26)	(0.15)	(0.41)	$11.26	1.88%	2.20%(4)	0.17%(4)	112%	$4,154
2013	$10.83	–(8)	1.14	1.14	(0.25)	(0.25)	(0.50)	$11.47	10.94%	2.20%	0.15%	392%	$2,614
2012(5)	$9.75	0.02	1.06	1.08	–	–	–	$10.83	11.08%	2.20%(4)	0.15%(4)	264%	$610
2012(6)	$10.00	0.05	(0.30)(7)	(0.25)	–	–	–	$9.75	(2.50)%	2.21%(4)	0.63%(4)	462%	$394
R Class
2014(3)	$11.52	0.04	0.18	0.22	(0.31)	(0.15)	(0.46)	$11.28	2.13%	1.70%(4)	0.67%(4)	112%	$500
2013	$10.87	0.08	1.12	1.20	(0.30)	(0.25)	(0.55)	$11.52	11.55%	1.70%	0.65%	392%	$489
2012(5)	$9.76	0.05	1.06	1.11	–	–	–	$10.87	11.37%	1.70%(4)	0.65%(4)	264%	$439
2012(6)	$10.00	0.09	(0.30)(7)	(0.21)	(0.03)	–	(0.03)	$9.76	(2.07)%	1.71%(4)	1.13%(4)	462%	$393
R6 Class
2014(3)	$11.57	0.08	0.19	0.27	(0.41)	(0.15)	(0.56)	$11.28	2.58%	0.85%(4)	1.52%(4)	112%	$27
2013(9)	$11.18	0.03	0.36	0.39	–	–	–	$11.57	3.49%	0.85%(4)	1.07%(4)	392%(10)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)	April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

(6)	April 29, 2011 (fund inception) through March 31, 2012.

(7)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)	Per-share amount was less than $0.005.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82275 1406

SEMIANNUAL REPORT	APRIL 30, 2014

Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2014. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas
Economic Growth Slowed, U.S. Bonds Outperformed Stocks After December
The six-month reporting period started on an optimistic note during the last two months of 2013, when economic signs—including stronger housing and lower unemployment—seemed to point toward stronger growth in 2014. Propelled by favorable conditions and sentiment, U.S. stocks rallied to record highs as 2013 ended, and U.S. Treasury yields peaked as well.
Sentiment changed since then. A harsh winter slowed the economy, while other factors—such as the prospect of higher taxes, higher interest rates, and geo-political concerns—weighed on investors. Stock prices and Treasury yields plunged at the start of 2014. Stocks recovered sufficiently to reach new highs in April, but Treasury yields remained range-bound at lower-than-expected levels from February through the end of the reporting period. After rising at the end of 2013, falling in January 2014, then rising again from February to April, the S&P 500 Index advanced 8.36% for the period. Meanwhile, the 10-year U.S. Treasury yield edged up from 2.55% to 2.65% for the full period, according to Bloomberg, and the Barclays U.S. Aggregate Bond Index returned 1.74%, mostly on the strength of the corporate bond sector as investors sought yield.
Looking ahead, we see signs of potential economic improvement in the second half of 2014, but headwinds persist. Housing market momentum has slowed, interest rates could rise further, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of April 30, 2014
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	REACX	7.80%	1.28%	22.25%	9.47%	11.22%	9/21/95(2)
MSCI U.S. REIT Index	—	8.03%	0.98%	22.72%	10.31%	10.95%(3)	—
S&P 500 Index	—	8.36%	20.44%	19.13%	7.66%	8.50%(3)	—
Institutional Class	REAIX	7.93%	1.48%	22.51%	9.70%	9.71%	6/16/97
A Class(4)	AREEX						10/6/98
No sales charge*		7.67%	1.03%	21.95%	9.21%	10.78%
With sales charge*		1.47%	-4.79%	20.51%	8.56%	10.35%
C Class	ARYCX						9/28/07
No sales charge*		7.30%	0.28%	21.04%	—	1.87%
With sales charge*		6.30%	0.28%	21.04%	—	1.87%
R Class	AREWX	7.53%	0.78%	21.66%	—	2.37%	9/28/07
R6 Class	AREDX	8.02%	—	—	—	6.10%(1)	7/26/13
* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	The inception date for RREEF Real Estate Securities Fund, Real Estate’s predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(3)	Since 9/30/95, the date nearest the Investor Class’s inception for which data are available.

(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
1.14%	0.94%	1.39%	2.14%	1.64%	0.79%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Fund Characteristics

APRIL 30, 2014
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	10.4%
Prologis, Inc.	4.6%
Boston Properties, Inc.	4.3%
Equity Residential	4.2%
Public Storage	4.0%
Ventas, Inc.	3.9%
Host Hotels & Resorts, Inc.	3.9%
Health Care REIT, Inc.	3.7%
Essex Property Trust, Inc.	3.3%
General Growth Properties, Inc.	3.3%

Sub-Industry Allocation	% of net assets
Specialized REITs	23.7%
Retail REITs	23.5%
Residential REITs	18.5%
Office REITs	16.2%
Industrial REITs	6.6%
Diversified REITs	5.2%
Hotels, Resorts and Cruise Lines	2.7%
Trading Companies and Distributors	1.2%
Real Estate Development	1.0%
Asset Management and Custody Banks	0.5%
Cash and Equivalents(1)	0.9%
(1) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	—(2)
(2) Category is less than 0.05% of total net assets.

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2013 to April 30, 2014.
Actual Expenses
The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.
Hypothetical Example for Comparison Purposes
The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period(1)11/1/13 - 4/30/14	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,078.00	$5.87	1.14%
Institutional Class	$1,000	$1,079.30	$4.85	0.94%
A Class	$1,000	$1,076.70	$7.16	1.39%
C Class	$1,000	$1,073.00	$11.00	2.14%
R Class	$1,000	$1,075.30	$8.44	1.64%
R6 Class	$1,000	$1,080.20	$4.07	0.79%
Hypothetical
Investor Class	$1,000	$1,019.14	$5.71	1.14%
Institutional Class	$1,000	$1,020.13	$4.71	0.94%
A Class	$1,000	$1,017.90	$6.95	1.39%
C Class	$1,000	$1,014.18	$10.69	2.14%
R Class	$1,000	$1,016.66	$8.20	1.64%
R6 Class	$1,000	$1,020.88	$3.96	0.79%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

6

Schedule of Investments

APRIL 30, 2014 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
ASSET MANAGEMENT AND CUSTODY BANKS — 0.5%
Blackstone Group LP	241,700	$7,137,401
DIVERSIFIED REITs — 5.2%
Cousins Properties, Inc.	2,180,400	25,358,052
Empire State Realty Trust, Inc.	597,200	9,137,160
Spirit Realty Capital, Inc.	1,294,800	13,944,996
Vornado Realty Trust	270,600	27,763,560
		76,203,768
HOTELS, RESORTS AND CRUISE LINES — 2.7%
Hyatt Hotels Corp., Class A(1)	157,300	8,852,844
Marriott International, Inc., Class A	511,100	29,608,023
		38,460,867
INDUSTRIAL REITs — 6.6%
DCT Industrial Trust, Inc.	2,176,500	17,020,230
First Industrial Realty Trust, Inc.	715,200	13,138,224
Prologis, Inc.	1,632,700	66,336,601
		96,495,055
OFFICE REITs — 16.2%
Alexandria Real Estate Equities, Inc.	459,100	33,890,762
Boston Properties, Inc.	529,900	62,072,486
Corporate Office Properties Trust	555,100	14,848,925
Duke Realty Corp.	1,680,400	29,440,608
Hudson Pacific Properties, Inc.	807,000	19,004,850
Kilroy Realty Corp.	516,300	30,755,991
SL Green Realty Corp.	445,500	46,648,305
		236,661,927
REAL ESTATE DEVELOPMENT — 1.0%
Howard Hughes Corp. (The)(1)	104,600	14,932,696
RESIDENTIAL REITs — 18.5%
American Campus Communities, Inc.	799,500	30,540,900
Apartment Investment & Management Co., Class A	852,300	26,276,409
AvalonBay Communities, Inc.	242,100	33,058,755
Camden Property Trust	328,200	22,478,418
Equity Residential	1,023,100	60,813,064
Essex Property Trust, Inc.	281,400	48,755,364
Post Properties, Inc.	285,200	14,319,892
UDR, Inc.	1,261,200	32,614,632
		268,857,434
RETAIL REITs — 23.5%
Acadia Realty Trust	492,800	13,369,664
DDR Corp.	1,506,900	25,873,473
General Growth Properties, Inc.	2,071,800	47,589,246

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	Shares	Value
Kimco Realty Corp.	792,500	$18,164,100
Macerich Co. (The)	502,000	32,584,820
National Retail Properties, Inc.	532,600	18,177,638
Simon Property Group, Inc.	873,300	151,255,560
Taubman Centers, Inc.	482,400	35,138,016
		342,152,517
SPECIALIZED REITs — 23.7%
Extra Space Storage, Inc.	435,500	22,789,715
HCP, Inc.	620,400	25,969,944
Health Care REIT, Inc.	857,300	54,087,057
Healthcare Trust of America, Inc. Class A	1,371,900	16,037,511
Host Hotels & Resorts, Inc.	2,658,200	57,018,390
Pebblebrook Hotel Trust	641,100	22,079,484
Public Storage	332,400	58,339,524
RLJ Lodging Trust	570,000	15,201,900
Sunstone Hotel Investors, Inc.	1,142,700	16,352,037
Ventas, Inc.	867,600	57,331,008
		345,206,570
TRADING COMPANIES AND DISTRIBUTORS — 1.2%
United Rentals, Inc.(1)	188,000	17,640,040
TOTAL COMMON STOCKS (Cost $1,019,429,348)		1,443,748,275
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.375% - 0.75%, 8/31/15 - 10/31/17, valued at $4,098,096), in a joint trading account at 0.03%, dated 4/30/14, due 5/1/14 (Delivery value $4,013,665)		4,013,662
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 6.75%, 8/15/26, valued at $3,285,233), in a joint trading account at 0.00%, dated 4/30/14, due 5/1/14 (Delivery value $3,210,929)		3,210,929
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 2.125%, 8/15/21, valued at $3,276,219), in a joint trading account at 0.02%, dated 4/30/14, due 5/1/14 (Delivery value $3,210,931)		3,210,929
SSgA U.S. Government Money Market Fund	2,808,413	2,808,413
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,243,933)		13,243,933
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,032,673,281)		1,456,992,208
OTHER ASSETS AND LIABILITIES†		515,116
TOTAL NET ASSETS — 100.0%		$1,457,507,324

Notes to Schedule of Investments

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2014 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,032,673,281)	$1,456,992,208
Receivable for investments sold	21,489,304
Receivable for capital shares sold	1,648,184
Dividends and interest receivable	300,303
1,480,429,999

Liabilities
Payable for investments purchased	19,323,925
Payable for capital shares redeemed	2,254,588
Accrued management fees	1,291,644
Distribution and service fees payable	52,518
22,922,675

Net Assets	$1,457,507,324

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,421,187,391
Distributions in excess of net investment income	(2,124,057)
Accumulated net realized loss	(385,874,937)
Net unrealized appreciation	424,318,927
$1,457,507,324

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$885,512,185	33,717,043	$26.26
Institutional Class, $0.01 Par Value	$373,385,376	14,185,004	$26.32
A Class, $0.01 Par Value	$164,381,460	6,259,243	$26.26*
C Class, $0.01 Par Value	$17,184,427	664,426	$25.86
R Class, $0.01 Par Value	$6,895,234	263,748	$26.14
R6 Class, $0.01 Par Value	$10,148,642	385,631	$26.32
* Maximum offering price $27.86 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$17,070,819
Interest	1,402
17,072,221
Expenses:
Management fees	7,539,845
Distribution and service fees:
A Class	228,620
C Class	80,141
R Class	14,694
Directors' fees and expenses	22,934
7,886,234

Net investment income (loss)	9,185,987

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	47,467,978
Foreign currency transactions	(1,528)
47,466,450

Change in net unrealized appreciation (depreciation) on investments	48,593,411

Net realized and unrealized gain (loss)	96,059,861

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,245,848

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2013
Increase (Decrease) in Net Assets	April 30, 2014	October 31, 2013
Operations
Net investment income (loss)	$9,185,987	$21,706,875
Net realized gain (loss)	47,466,450	52,425,055
Change in net unrealized appreciation (depreciation)	48,593,411	26,725,869
Net increase (decrease) in net assets resulting from operations	105,245,848	100,857,799

Distributions to Shareholders
From net investment income:
Investor Class	(6,807,263)	(19,845,912)
Institutional Class	(3,099,487)	(9,445,470)
A Class	(1,287,509)	(3,931,324)
C Class	(51,249)	(168,462)
R Class	(32,399)	(91,457)
R6 Class	(32,137)	(184)
Decrease in net assets from distributions	(11,310,044)	(33,482,809)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(123,987,578)	161,013,069

Net increase (decrease) in net assets	(30,051,774)	228,388,059

Net Assets
Beginning of period	1,487,559,098	1,259,171,039
End of period	$1,457,507,324	$1,487,559,098

Distributions in excess of net investment income	$(2,124,057)	—

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2014 (UNAUDITED)

1. Organization
American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

12

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties
Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 19% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.20% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.80% to 1.00% for the Institutional Class and 0.65% to 0.85% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2014 was 1.14% for the Investor Class, A Class, C Class and R Class, 0.94% for the Institutional Class and 0.79% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2014 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the six months ended April 30, 2014 are detailed in the Statement of Operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions
Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2014 were $818,863,678 and $938,460,526, respectively.

For the six months ended April 30, 2014, the fund incurred net realized gains of $16,417,909 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

14

5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended April 30, 2014		Year ended October 31, 2013(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	6,661,911	$161,898,298	20,986,785	$529,535,235
Issued in reinvestment of distributions	266,123	6,340,299	746,347	17,703,645
Redeemed	(7,742,879)	(189,702,829)	(20,142,549)	(494,183,730)
	(814,845)	(21,464,232)	1,590,583	53,055,150
Institutional Class/Shares Authorized	75,000,000		75,000,000
Sold	2,100,468	51,075,364	5,539,791	135,781,064
Issued in reinvestment of distributions	122,518	2,927,402	381,876	9,081,608
Redeemed	(4,844,606)	(115,646,962)	(3,153,857)	(76,359,209)
	(2,621,620)	(61,644,196)	2,767,810	68,503,463
A Class/Shares Authorized	40,000,000		40,000,000
Sold	1,252,512	30,691,113	5,075,211	124,387,169
Issued in reinvestment of distributions	52,853	1,256,151	160,825	3,815,151
Redeemed	(3,258,772)	(80,417,101)	(4,246,516)	(103,647,800)
	(1,953,407)	(48,469,837)	989,520	24,554,520
C Class/Shares Authorized	5,000,000		5,000,000
Sold	70,737	1,714,179	548,871	13,506,042
Issued in reinvestment of distributions	1,385	32,014	4,478	104,740
Redeemed	(113,018)	(2,676,837)	(95,471)	(2,282,448)
	(40,896)	(930,644)	457,878	11,328,334
R Class/Shares Authorized	5,000,000		5,000,000
Sold	63,632	1,567,296	152,832	3,735,873
Issued in reinvestment of distributions	1,333	31,513	3,785	89,433
Redeemed	(41,165)	(989,028)	(67,672)	(1,648,113)
	23,800	609,781	88,945	2,177,193
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	405,521	9,774,439	56,172	1,399,865
Issued in reinvestment of distributions	1,306	32,137	8	184
Redeemed	(77,144)	(1,895,026)	(232)	(5,640)
	329,683	7,911,550	55,948	1,394,409
Net increase (decrease)	(5,077,285)	$(123,987,578)	5,950,684	$161,013,069

(1)	July 26, 2013 (commencement of sale) through October 31, 2013 for the R6 Class.

6. Fair Value Measurements
The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

15

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,443,748,275	—	—
Temporary Cash Investments	2,808,413	$10,435,520	—
	$1,446,556,688	$10,435,520	—

7. Risk Factors
The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,096,766,446
Gross tax appreciation of investments	$360,630,634
Gross tax depreciation of investments	(404,872)
Net tax appreciation (depreciation) of investments	$360,225,762

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2013, the fund had accumulated short-term capital losses of $(363,363,290), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2014(3)	$24.56	0.16	1.74	1.90	(0.20)	$26.26	7.80%	1.14%(4)	1.31%(4)	58%	$885,512
2013	$23.05	0.36	1.70	2.06	(0.55)	$24.56	9.04%	1.14%	1.48%	170%	$847,977
2012(5)	$22.35	0.09	0.66	0.75	(0.05)	$23.05	3.38%	1.15%(4)	0.64%(4)	86%	$759,303
2012	$19.58	0.17	2.87	3.04	(0.27)	$22.35	15.62%	1.16%	0.83%	168%	$696,245
2011	$15.79	0.13	3.83	3.96	(0.17)	$19.58	25.19%	1.16%	0.76%	238%	$605,529
2010	$7.80	0.28	8.01	8.29	(0.30)	$15.79	107.30%	1.16%	2.24%	236%	$565,463
2009	$21.67	0.46	(13.91)	(13.45)	(0.42)	$7.80	(62.80)%	1.15%	2.87%	109%	$361,510
Institutional Class
2014(3)	$24.61	0.18	1.75	1.93	(0.22)	$26.32	7.93%	0.94%(4)	1.51%(4)	58%	$373,385
2013	$23.10	0.41	1.70	2.11	(0.60)	$24.61	9.23%	0.94%	1.68%	170%	$413,623
2012(5)	$22.40	0.11	0.67	0.78	(0.08)	$23.10	3.47%	0.95%(4)	0.84%(4)	86%	$324,283
2012	$19.62	0.21	2.87	3.08	(0.30)	$22.40	15.86%	0.96%	1.03%	168%	$290,557
2011	$15.81	0.17	3.84	4.01	(0.20)	$19.62	25.48%	0.96%	0.96%	238%	$297,740
2010	$7.81	0.30	8.03	8.33	(0.33)	$15.81	107.71%	0.96%	2.44%	236%	$230,109
2009	$21.71	0.50	(13.94)	(13.44)	(0.46)	$7.81	(62.73)%	0.95%	3.07%	109%	$104,565

17

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2014(3)	$24.55	0.13	1.75	1.88	(0.17)	$26.26	7.67%	1.39%(4)	1.06%(4)	58%	$164,381
2013	$23.05	0.30	1.69	1.99	(0.49)	$24.55	8.77%	1.39%	1.23%	170%	$201,660
2012(5)	$22.35	0.05	0.67	0.72	(0.02)	$23.05	3.21%	1.40%(4)	0.39%(4)	86%	$166,497
2012	$19.60	0.11	2.87	2.98	(0.23)	$22.35	15.33%	1.41%	0.58%	168%	$151,198
2011	$15.81	0.09	3.83	3.92	(0.13)	$19.60	24.92%	1.41%	0.51%	238%	$141,257
2010	$7.81	0.24	8.02	8.26	(0.26)	$15.81	106.76%	1.41%	1.99%	236%	$138,037
2009	$21.69	0.42	(13.94)	(13.52)	(0.36)	$7.81	(62.88)%	1.40%	2.62%	109%	$84,568
C Class
2014(3)	$24.18	0.04	1.72	1.76	(0.08)	$25.86	7.30%	2.14%(4)	0.31%(4)	58%	$17,184
2013	$22.72	0.12	1.67	1.79	(0.33)	$24.18	7.93%	2.14%	0.48%	170%	$17,057
2012(5)	$22.11	(0.05)	0.66	0.61	–	$22.72	2.76%	2.15%(4)	(0.36)%(4)	86%	$5,622
2012	$19.48	(0.02)	2.82	2.80	(0.17)	$22.11	14.44%	2.16%	(0.17)%	168%	$2,574
2011	$15.75	(0.04)	3.82	3.78	(0.05)	$19.48	24.00%	2.16%	(0.24)%	238%	$1,595
2010	$7.78	0.14	7.99	8.13	(0.16)	$15.75	105.21%	2.16%	1.24%	236%	$983
2009	$21.62	0.35	(13.90)	(13.55)	(0.29)	$7.78	(63.12)%	2.15%	1.87%	109%	$334

18

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2014(3)	$24.44	0.09	1.75	1.84	(0.14)	$26.14	7.53%	1.64%(4)	0.81%(4)	58%	$6,895
2013	$22.95	0.24	1.68	1.92	(0.43)	$24.44	8.50%	1.64%	0.98%	170%	$5,866
2012(5)	$22.27	0.02	0.66	0.68	–(6)	$22.95	3.06%	1.65%(4)	0.14%(4)	86%	$3,466
2012	$19.55	0.08	2.84	2.92	(0.20)	$22.27	15.01%	1.66%	0.33%	168%	$2,224
2011	$15.78	0.06	3.81	3.87	(0.10)	$19.55	24.60%	1.66%	0.26%	238%	$1,364
2010	$7.79	0.21	8.01	8.22	(0.23)	$15.78	106.38%	1.66%	1.74%	236%	$444
2009	$21.65	0.44	(13.96)	(13.52)	(0.34)	$7.79	(62.98)%	1.65%	2.37%	109%	$127
R6 Class
2014(3)	$24.61	0.14	1.81	1.95	(0.24)	$26.32	8.02%	0.79%(4)	1.66%(4)	58%	$10,149
2013(7)	$25.22	0.07	(0.53)	(0.46)	(0.15)	$24.61	(1.77)%	0.79%(4)	1.04%(4)	170%(8)	$1,377

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2014 (unaudited).

(4)	Annualized.

(5)
April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period. For the years before October 31, 2012, the fund's fiscal year end was March 31.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through October 31, 2013.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.
See Notes to Financial Statements.

19

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-82274 1406

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 26, 2014